Inventories	12 Months Ended
Apr. 30, 2023
Inventory Disclosure [Abstract]
Inventories
4.	Inventories
Inventories are comprised as follows as of April 30, 2022 and 2023: Finished goods include iwasemi products, the
dedicated location measurement devices required to provide hackke services, SonoRepro devices and VUEVO devices. Work in process mainly consist of items related to the manufacturing of the devices. Raw materials include components related to hackke and SonoRepro.

	As of April 30,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Finished goods	¥12,153	¥118,984	$875
Work-in-process	5,432	37	0
Raw materials	5,720	4,098	30

Total	¥23,305	¥123,119	$905